SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Non-cash employee compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive Income
Share-based compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive Loss, are as follows:

	For the Years Ended December 31,
	2019	2018
Share options	$1,890	$1,248
Deferred share units	689	565
Share appreciation rights	(52)	(502)
Performance share units	592	(33)
	$3,119	$1,278

Fair value assumptions estimated at the grant dates using the Black-Scholes option-pricing model
Fair values of options granted during the years ended December 31, 2019 and 2018 were based on the weighted average assumptions noted in the following table:

	For the Years Ended December 31,
	2019	2018
Expected volatility	51.20%	70.06%
Risk-free interest rate	1.73%	2.39%
Expected lives	5.74 years	5.68 years

Schedule of number and weighted average remaining contractual life of outstanding share options
A summary of option activity under the Company's Stock Option Plan during the years ended December 31, 2019 and 2018 is as follows:

	Options ('000)	Weighted– Average Exercise price ($CAD)	Weighted– Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2017	3,326	5.93	5.9
Granted	642	4.61	9.2
Exercised	(25)	3.24	1.6
Forfeited	(116)	8.96	3.6
Expired	(329)	9.35	0
Outstanding as of December 31, 2018	3,498	5.28	6.3
Granted	806	5.21	9.2
Exercised	(438)	3.82	7.3
Forfeited	(35)	5.49	7.7
Expired	(55)	8.50	0
Outstanding as of December 31, 2019	3,776	5.39	4.7

Exercisable as of December 31, 2018	2,664	5.42	5.5
Exercisable as of December 31, 2019	3,320	5.41	4.1

Schedule of range of exercise prices of outstanding share options
The number of options outstanding by strike price as of December 31, 2019 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2019	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2019	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
1.50 to 2.50	581	3.7	1.90	581	1.90
2.51 to 3.50	373	5.7	2.82	373	2.82
3.51 to 4.50	605	3.0	4.34	588	4.35
4.51 to 5.50	1,187	7.3	5.03	782	4.96
5.51 to 7.50	482	4.6	6.46	448	6.47
7.51 to 10.50	322	2.0	9.67	322	9.67
10.51 to 17.65	226	0.6	14.92	226	14.92
	3,776	4.7	5.39	3,320	5.41
The number of options outstanding by strike price as of December 31, 2018 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2018	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2018	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
1.50 to 2.50	604	6.1	1.90	604	1.90
2.51 to 3.50	534	7.1	2.81	405	2.82
3.51 to 4.50	581	4.9	4.35	581	4.35
4.51 to 5.50	689	9.1	4.63	205	4.68
5.51 to 7.50	487	7.7	6.48	266	6.46
7.51 to 10.50	378	2.9	9.50	378	9.50
10.51 to 17.65	225	1.9	14.92	225	14.92
	3,498	6.3	5.28	2,664	5.42

Summary of other equity activity
A summary of DSU activity during the years ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of DSUs, beginning of period ('000)	1,086	1,018
Granted	188	150
Exercised	—	(82)
Number of DSUs, end of period ('000)	1,274	1,086
A summary of the SARs activity during the year ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of SARs, beginning of period ('000)	674	533
Granted	285	304
Exercised	(203)	(36)
Forfeited	(160)	(127)
Expired	(3)	—
Number of SARs, end of period ('000)	593	674
A summary of the PSU activity during the year ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of PSUs, beginning of period ('000)	1,173	2,721
Settled	(1,173)	(1,548)
Number of PSUs, end of period ('000)	—	1,173
A summary of the PRSU activity during the years ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
Number of PRSUs, beginning of period ('000)	791	339
Granted	561	480
Settled	(324)	—
Forfeited	(394)	(28)
Number of PRSUs, end of period ('000)	634	791